Information by segments	12 Months Ended
Dec. 31, 2024
Information by segments
Information by segments

33.Information by segments

A description of the Ecopetrol Business Group’s business segments is in Note 4.20 - Information by business segment.

The following segment information is reported based on the information used by the Board of Directors as the top body to make strategic and operational decisions of these business segments. The performance of the segments is based primarily on an analysis of income, costs, expenses, and results for the period generated by each segment which are regularly monitored.

The information disclosed in each segment is presented net of transactions between the Ecopetrol Business Group companies.

33.1Statement of profit or loss

Below are the consolidated statements of profit or loss by segment for the years ended December 31, 2024, 2023 and 2022:

	For the year ended on December 31, 2024
				Electric
				power
				transmission
	Exploration		Transport	and toll
	and	Refining and	and	roads
	Production	Petrochemicals	Logistics	concessions	Eliminations	Total
Third–party sales	52,559,851	62,251,340	2,716,164	15,803,073	—	133,330,428
Inter–segment sales	28,527,672	6,968,866	12,417,557	2,574	(47,916,669)	—
Revenue from contracts with customers	81,087,523	69,220,206	15,133,721	15,805,647	(47,916,669)	133,330,428
Variable cost	(40,326,798)	(62,841,448)	(848,032)	—	43,691,748	(60,324,530)
Fixed cost	(14,536,250)	(4,876,309)	(3,529,865)	(6,952,104)	3,737,904	(26,156,624)
Cost of sales	(54,863,048)	(67,717,757)	(4,377,897)	(6,952,104)	47,429,652	(86,481,154)
Gross profit	26,224,475	1,502,449	10,755,824	8,853,543	(487,017)	46,849,274

Administrative expenses	(2,665,275)	(959,147)	(717,926)	(1,150,596)	389,841	(5,103,103)
Operation and project expenses	(3,843,280)	(1,457,106)	(552,785)	—	205,520	(5,647,651)
Impairment (loss) reversal of non–current assets	(480,180)	1,265,753	127,206	(45,351)	—	867,428
Other operating (expenses) income net	1,583,005	21,847	(17,557)	(2,025)	(88,221)	1,497,049
Operating income	20,818,745	373,796	9,594,762	7,655,571	20,123	38,462,997
Financial result net
Financial income	1,121,377	166,900	239,915	721,086	(501,477)	1,747,801
Financial expenses	(5,037,086)	(1,678,692)	(325,557)	(3,766,580)	488,599	(10,319,316)
Foreign exchange (loss) gain net	(30,253)	(177,464)	298,935	(39,651)	—	51,567
	(3,945,962)	(1,689,256)	213,293	(3,085,145)	(12,878)	(8,519,948)
Share of profits of associates and joint ventures	29,766	194,498	—	540,102	—	764,366
Income before tax	16,902,549	(1,120,962)	9,808,055	5,110,528	7,245	30,707,415
Income tax	(7,826,203)	(88,916)	(3,485,808)	(807,613)	—	(12,208,540)
Net profit (loss) for the period	9,076,346	(1,209,878)	6,322,247	4,302,915	7,245	18,498,875
Profit (loss) attributable to:
Group owners of parent	9,162,709	(1,407,810)	5,112,271	966,738	7,245	13,841,153
Non–controlling interest	(86,363)	197,932	1,209,976	3,336,177	—	4,657,722
	9,076,346	(1,209,878)	6,322,247	4,302,915	7,245	18,498,875
Supplementary information
Depreciation, depletion and amortization	10,478,049	2,070,605	1,320,920	1,327,709	—	15,197,283

	For the year ended on December 31, 2023
				Electric
				power
				transmission
				and toll
	Exploration	Refining and	Transport and	roads
	and Production	Petrochemicals	Logistics	concessions	Eliminations	Total
Third–party sales	52,429,502	73,616,641	2,978,937	14,164,522	—	143,189,602
Inter–segment sales	29,085,413	8,531,285	12,530,795	3,744	(50,151,237)	—
Revenue from contracts with customers	81,514,915	82,147,926	15,509,732	14,168,266	(50,151,237)	143,189,602
Variable cost	(37,643,759)	(71,009,974)	(885,109)	—	45,506,500	(64,032,342)
Fixed cost	(14,184,125)	(4,706,479)	(3,495,086)	(5,928,905)	4,168,739	(24,145,856)
Cost of sales	(51,827,884)	(75,716,453)	(4,380,195)	(5,928,905)	49,675,239	(88,178,198)
Gross profit	29,687,031	6,431,473	11,129,537	8,239,361	(475,998)	55,011,404

Administrative expenses	(2,605,190)	(962,063)	(621,341)	(1,182,380)	345,177	(5,025,797)
Operation and project expenses	(4,102,410)	(1,392,588)	(426,821)	—	219,657	(5,702,162)
Impairment (loss) reversal of non–current assets	(2,741,092)	1,482,444	(630,134)	(209,551)	—	(2,098,333)
Other operating (expenses) income net	(148,314)	(103,563)	34,835	(201,141)	(7,948)	(426,131)
Operating income	20,090,025	5,455,703	9,486,076	6,646,289	80,888	41,758,981
Financial result net
Financial income	1,473,523	197,186	431,593	870,897	(652,230)	2,320,969
Financial expenses	(4,872,501)	(1,748,454)	(349,340)	(3,984,198)	570,428	(10,384,065)
Foreign exchange gain (loss) net	2,009,356	657,678	(272,900)	3,578	—	2,397,712
	(1,389,622)	(893,590)	(190,647)	(3,109,723)	(81,802)	(5,665,384)
Share of profits of associates and joint ventures	26,927	251,769	—	529,536	(2,883)	805,349
Income before tax	18,727,330	4,813,882	9,295,429	4,066,102	(3,797)	36,898,946
Income tax	(8,610,599)	753,038	(3,129,197)	(529,117)	—	(11,515,875)
Net profit (loss) for the period	10,116,731	5,566,920	6,166,232	3,536,985	(3,797)	25,383,071
Profit (loss) attributable to:
Group owners of parent	10,208,130	5,352,446	4,829,051	674,968	(3,797)	21,060,798
Non–controlling interest	(91,399)	214,474	1,337,181	2,862,017	—	4,322,273
	10,116,731	5,566,920	6,166,232	3,536,985	(3,797)	25,383,071
Supplementary information
Depreciation, depletion and amortization	8,657,782	2,184,053	1,487,501	1,483,051	—	13,812,387

	For the year ended on December 31, 2022
				Electric
				power
				transmission
				and toll
	Exploration and	Refining and	Transport	roads
	Production	Petrochemicals	and Logistics	concessions	Eliminations	Total
Third–party sales	60,719,903	82,728,875	2,807,031	13,355,269	—	159,611,078
Inter–segment sales	30,300,562	6,450,072	11,148,961	2,237	(47,901,832)	—
Revenue from contracts with customers	91,020,465	89,178,947	13,955,992	13,357,506	(47,901,832)	159,611,078
Variable cost	(34,649,988)	(76,341,169)	(720,247)	—	43,531,185	(68,180,219)
Fixed cost	(12,099,432)	(3,990,829)	(3,172,963)	(5,854,832)	3,840,127	(21,277,929)
Cost of sales	(46,749,420)	(80,331,998)	(3,893,210)	(5,854,832)	47,371,312	(89,458,148)
Gross profit	44,271,045	8,846,949	10,062,782	7,502,674	(530,520)	70,152,930

Administrative expenses	(2,489,557)	(823,349)	(499,801)	(965,314)	442,326	(4,335,695)
Operation and project expenses	(3,221,678)	(1,387,064)	(327,952)	—	193,066	(4,743,628)
Impairment loss (reversal) of non–current assets	(890,248)	1,096,021	(406,229)	(87,543)	—	(287,999)
Other operating expenses net	(310,628)	(37,959)	(96,239)	(104,664)	(6,365)	(555,855)
Operating income	37,358,934	7,694,598	8,732,561	6,345,153	98,507	60,229,753
Financial result net
Financial income	1,011,182	89,173	157,264	577,743	(518,217)	1,317,145
Financial expenses	(2,894,636)	(1,381,682)	(287,889)	(3,883,596)	420,551	(8,027,252)
Foreign exchange gain (loss) net	(44,302)	(289,105)	10,080	198,677	—	(124,650)
	(1,927,756)	(1,581,614)	(120,545)	(3,107,176)	(97,666)	(6,834,757)
Share of profits of associates and joint ventures	30,197	222,460	—	515,746	19	768,422
Income before tax	35,461,375	6,335,444	8,612,016	3,753,723	860	54,163,418
Income tax	(13,829,885)	(1,464,380)	(2,962,021)	(707,652)	—	(18,963,938)
Net profit (loss) for the period	21,631,490	4,871,064	5,649,995	3,046,071	860	35,199,480
Profit (loss) attributable to:
Group owners of parent	21,761,164	4,686,009	4,483,060	673,688	860	31,604,781
Non–controlling interest	(129,674)	185,055	1,166,935	2,372,383	—	3,594,699
	21,631,490	4,871,064	5,649,995	3,046,071	860	35,199,480
Supplementary information
Depreciation depletion and amortization	7,304,525	1,960,399	1,448,626	1,415,441	—	12,128,991

33.2Sales by product

The sales by product for each segment are detailed below for the years ended December 31, 2024, 2023 and 2022:

	For the year ended on December 31, 2024
				Electric power
				transmission
				and toll
	Exploration and	Refining and	Transport and	roads
	Production	Petrochemicals	Logistics	concessions	Eliminations	Total
Local sales
Mid-distillates	—	28,687,217	—	—	(14,919)	28,672,298
Gasoline and turbo fuels	—	21,936,821	—	—	(4,132,449)	17,804,372
Roads and construction services	—	—	—	330,053	—	330,053
Gas natural	5,252,959	—	—	—	(1,156,833)	4,096,126
Services	520,053	536,096	15,133,721	444,901	(12,757,641)	3,877,130
Fuel gas service	—	1,093,363	—	—	(10,653)	1,082,710
LPG and propane	396,262	250,568	—	—	(16,260)	630,570
Asphalts	88,263	705,848	—	—	—	794,111
Plastic and rubber	—	919,788	—	—	—	919,788
Crude oil	27,190,210	—	—	—	(27,189,908)	302
Electric power transmission services	—	—	—	3,226,557	—	3,226,557
Polyethylene	—	327,405	—	—	1,244	328,649
Aromatics	—	246,612	—	—	—	246,612
Fuel oil	18,425	2,102	—	—	—	20,527
Other products	11,872	3,239,581	—	—	(2,625,385)	626,068
	33,478,044	57,945,401	15,133,721	4,001,511	(47,902,804)	62,655,873

Foreign sales
Crude oil	47,533,707	1,281,956	—	—	(9,991)	48,805,672
Electric power transmission services	—	—	—	6,134,698	—	6,134,698
Roads and Construction Services	—	—	—	5,465,389	—	5,465,389
Diesel	—	360,438	—	—	—	360,438
Fuel oil	—	1,203,562	—	—	—	1,203,562
Plastic and rubber	—	1,230,748	—	—	—	1,230,748
LPG and propane	346,908	—	—	—	—	346,908
Gasoline and turbo fuels	43,539	—	—	—	—	43,539
Natural gas	—	3,924,217	—	—	(3,717)	3,920,500
Cash flow hedging	(345,499)	—	—	—	—	(345,499)
Other products	30,824	3,273,884	—	204,049	(157)	3,508,600
	47,609,479	11,274,805	—	11,804,136	(13,865)	70,674,555
	81,087,523	69,220,206	15,133,721	15,805,647	(47,916,669)	133,330,428

	For the year ended on December 31, 2023
				Electric power
				transmission
				and toll
	Exploration and	Refining and	Transport and	roads
	Production	Petrochemicals	Logistics	concessions	Eliminations	Total
Local sales
Mid-distillates	—	32,638,191	—	—	(32,349)	32,605,842
Gasoline and turbo fuels	—	26,965,667	—	—	(3,836,642)	23,129,025
Natural gas	5,551,389	—	—	—	(1,193,123)	4,358,266
Services	(53,379)	1,441,770	15,509,732	335,812	(14,001,151)	3,232,784
Electric power transmission services	—	—	—	2,769,897	—	2,769,897
Plastic and rubber	—	1,225,223	—	—	—	1,225,223
Fuel gas service	—	998,367	—	—	(9,283)	989,084
Asphalts	65,574	872,611	—	—	—	938,185
LPG and propane	505,066	274,022	—	—	(16,739)	762,349
Roads and construction services	—	—	—	349,834	—	349,834
Polyethylene	—	313,535	—	—	649	314,184
Aromatics	—	297,957	—	—	—	297,957
Crude oil	27,870,500	(741)	—	—	(27,741,343)	128,416
Fuel oil	26,564	9,734	—	—	—	36,298
Other income gas contracts	30	—	—	—	—	30
Other products	15,861	3,691,674	—	—	(3,099,827)	607,708
	33,981,605	68,728,010	15,509,732	3,455,543	(49,929,808)	71,745,082

Foreign sales
Crude oil	47,631,662	1,928,202	—	—	—	49,559,864
Electric power transmission services	—	—	—	5,666,389	—	5,666,389
Roads and Construction Services	—	—	—	4,761,317	—	4,761,317
Diesel	—	4,097,117	—	—	—	4,097,117
Fuel oil	(82,348)	4,315,286	—	—	(204,030)	4,028,908
Plastic and rubber	—	1,393,669	—	—	—	1,393,669
LPG and propane	302,159	—	—	—	—	302,159
Gasoline and turbo fuels	—	193,394	—	—	—	193,394
Natural gas	105,413	—	—	—	—	105,413
Cash flow hedging	(460,445)	(7,962)	—	—	—	(468,407)
Other products	36,869	1,500,210	—	285,017	(17,399)	1,804,697
	47,533,310	13,419,916	—	10,712,723	(221,429)	71,444,520
	81,514,915	82,147,926	15,509,732	14,168,266	(50,151,237)	143,189,602

	For the year ended on December 31, 2022
				Electric power
				transmission
				and toll
	Exploration and	Refining and	Transport	roads
	Production	Petrochemicals	and Logistics	concessions	Eliminations	Total
Local sales
Mid-distillates	—	39,217,618	—	—	(35,108)	39,182,510
Gasoline and turbo fuels	—	32,022,556	—	—	(4,402,357)	27,620,199
Natural gas	5,250,577	—	—	—	(1,087,701)	4,162,876
Services	450,322	746,500	13,955,992	296,216	(11,847,349)	3,601,681
Electric power transmission services	—	—	—	2,595,505	—	2,595,505
Plastic and rubber	—	1,568,816	—	—	—	1,568,816
LPG and propane	739,323	385,178	—	—	(30,169)	1,094,332
Asphalts	47,224	849,976	—	—	—	897,200
Fuel gas service	—	869,101	—	—	(8,999)	860,102
Crude oil	28,725,485	491,440	—	—	(28,841,135)	375,790
Roads and Construction services	—	—	—	355,737	—	355,737
Aromatics	—	343,792	—	—	—	343,792
Polyethylene	—	302,630	—	—	—	302,630
Fuel oil	2,663	6,550	—	—	—	9,213
Other income gas contracts	1,940	—	—	—	—	1,940
Other products	20,204	2,164,882	—	—	(1,505,903)	679,183
	35,237,738	78,969,039	13,955,992	3,247,458	(47,758,721)	83,651,506

Foreign sales
Crude oil	56,701,497	92,147	—	—	(141,891)	56,651,753
Electric power transmission services	—	—	—	5,114,783	—	5,114,783
Roads and Construction Services	—	—	—	4,676,822	—	4,676,822
Fuel oil	—	4,348,312	—	—	—	4,348,312
Diesel	—	2,324,861	—	—	—	2,324,861
Plastic and rubber	—	2,036,201	—	—	—	2,036,201
LPG and propane	339,837	—	—	—	—	339,837
Natural gas	254,054	—	—	—	—	254,054
Gasoline and turbo fuels	—	157,685	—	—	—	157,685
Other products	35,113	1,281,174	—	318,443	(1,220)	1,633,510
Cash flow hedging	(1,547,774)	(30,472)	—	—	—	(1,578,246)
	55,782,727	10,209,908	—	10,110,048	(143,111)	75,959,572
	91,020,465	89,178,947	13,955,992	13,357,506	(47,901,832)	159,611,078

33.3Capital expenditures by segments

The following are the investments amounts made by each segment for the years ended December 31, 2024, 2023 and 2022:

				Electric
				power
				transmission
	Exploration	Refining and	Transport and	and toll roads
2024	and Production	Petrochemicals	Logistics	concessions	Total
Property, plant, and equipment	6,418,046	1,699,152	1,535,388	1,107,927	10,760,513
Natural and environmental resources	11,291,059	—	—	—	11,291,059
Intangibles	337,347	48,345	9,794	470,222	865,708
	18,046,452	1,747,497	1,545,182	1,578,149	22,917,280

				Electric
				power
				transmission
	Exploration	Refining and	Transport and	and toll roads
2023	and Production	Petrochemicals	Logistics	concessions	Total
Property, plant, and equipment	4,258,469	738,161	2,702,091	1,651,164	9,349,885
Natural and environmental resources	13,964,435	—	—	—	13,964,435
Intangibles	59,870	84,268	622,559	9,899	776,596
	18,282,774	822,429	3,324,650	1,661,063	24,090,916

				Electric
				power
				transmission
	Exploration	Refining and	Transport and	and toll roads
2022	and Production	Petrochemicals	Logistics	concessions	Total
Property, plant, and equipment	4,461,244	928,843	2,424,428	953,201	8,767,716
Natural and environmental resources	11,962,544	—	—	—	11,962,544
Intangibles	145,532	32,832	89,463	879,683	1,147,510
	16,569,320	961,675	2,513,891	1,832,884	21,877,770